Schedule of condensed balance sheet (Details) (Parenthetical)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Aug. 15, 2022 ¥ / shares shares
Ordinary shares, par value | (per share)	$ 0.000005	$ 0.000005	¥ 0.00001
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000	5,000,000,000
Ordinary shares, shares issued	78,063,300	78,063,300
Ordinary shares, shares outstanding	78,063,300	78,063,300
Subsidiaries [Member]
Ordinary shares, par value | $ / shares	$ 0.000005	$ 0.000005
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	78,063,300	78,063,300
Ordinary shares, shares outstanding	78,063,300	78,063,300